BASIS OF PRESENTATION, LIQUIDITY (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net income attributable to UTStarcom Holdings Corp.	$ 4,820,000	$ 6,981,000	$ 290,000
Accumulated deficit	1,212,790,000	1,226,173,000
Net cash inflow (used) from operations	(26,106,000)	3,838,000	$ 5,732,000
Cash and cash equivalents	57,049,000	79,749,000
Subsidiaries | China
Cash and cash equivalents	8,900,000	$ 7,900,000
Accumulated profit determined in accordance with accounting standards of a particular country that can be paid as dividends	$ 0